Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Held-to-Maturity Securities
	Amortized cost basis**	Gross unrealized holding gains	Gross unrealized holding (losses)	Aggregate fair value*
	US$ thousands
At December 31, 2021
Held to maturity:
Corporate debt securities and government debt securities
Current	8,300	43	(19)	8,324
Non-Current (1 to 4 years)	23,966	10	(512)	23,464

	32,266	53	(531)	31,788

At December 31, 2020
Held to maturity:
Corporate debt securities and government debt securities
Current	35,445	265	(102)	35,608
Non-Current (1 to 5 years)	15,365	339	-	15,704

	50,810	604	(102)	51,312
*	Fair value is being determined using Level 2 inputs.
**	Including accrued interest in the amount of US$ 412 thousand and US$ 227 thousand as of December 31, 2020 and 2021, respectively.

The accrued interest is presented as part of other receivables on the balance sheet.

Schedule of Reconciliation of Marketable Securities
Activity in marketable securities in 2021	US$ thousands

Balance at January 1, 2020	61,125

Purchases of marketable securities	6,558
Discount on marketable securities, net	(244)
Proceeds from maturity of marketable securities	(16,629)

Balance at January 1, 2021	50,810

Purchases of marketable securities	19,927
Discount on marketable securities, net	(621)
Proceeds from maturity of marketable securities	(37,850)

Balance at December 31, 2021	32,266

Summary of Investment Securities in an Unrealized Loss Position
	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities and government debt securities	(531)	25,814	—	—	(531)	25,814

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Gains	Fair value	Unrealized Gains	Fair value	Unrealized Gains	Fair value

Corporate debt securities and government debt securities	—	—	53	5,974	53	5,974